Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Condensed Statements of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Total interest income	$ 15,044	$ 14,195	$ 13,477	$ 12,594	$ 12,280	$ 12,081	$ 11,487	$ 11,176	$ 55,310	$ 47,024
Total interest expense	2,544	2,378	2,327	2,204	2,225	2,208	2,145	2,189	9,453	8,767
Net interest income	12,500	11,817	11,150	10,390	10,055	9,873	9,342	8,987	45,857	38,257
Gains on sales of securities									62	424
Gain on repurchase of subordinated debt									0	2,264
Other expenses									1,883	1,842
Provision for income taxes	3,908	2,014	1,906	1,712	1,765	1,613	1,624	2,255
Net income	$ 2,500	$ 3,757	$ 3,444	$ 3,192	$ 3,160	$ 3,020	$ 2,824	$ 4,205	12,893	13,209
Parent Company Only
Condensed Financial Statements, Captions [Line Items]
Total interest income									2,456	6,964
Total interest expense									251	265
Net interest income									2,205	6,699
Gains on sales of securities									0	177
Gain on repurchase of subordinated debt									0	994
Rental income									409	326
Other expenses									251	245
Income before provision for income taxes and equity in undistributed net income of subsidiary									2,363	7,951
Provision for income taxes									(15)	550
Income before provision for income taxes and equity in undistributed net income of subsidiary									2,378	7,401
Equity in undistributed net income of subsidiary									10,515	5,808
Net income									$ 12,893	$ 13,209